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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21531
                                   ---------------------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1800 Bayberry Court, Suite 103        Richmond, Virginia            23226
--------------------------------------------------------------------------------
          (Address of principal executive offices)                  (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                    ----------------------------
Date of fiscal year end:        June 30, 2008
                           ------------------------

Date of reporting period:       March 31, 2008
                           ------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 85.0%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 10.7%
     4,180   Ambassadors International, Inc.                       $     30,974
    47,137   American Apparel, Inc. (a)                                 445,445
       200   Aristotle Corp. (The) (a)                                    2,088
     1,868   Ark Restaurants Corp.                                       54,172
    80,200   AutoNation, Inc. (a) (b)                                 1,200,594
    11,600   Brinker International, Inc.                                215,180
    20,753   Cache, Inc. (a)                                            234,301
       753   Carriage Services, Inc. (a)                                  5,881
   321,193   Citadel Broadcasting Corp. (b)                             533,180
     5,267   Cybex International, Inc. (a)                               20,120
     4,200   Deckers Outdoor Corp. (a) (b)                              452,844
       887   Design Within Reach, Inc. (a)                                2,528
     8,112   Dover Motorsports, Inc.                                     49,889
   109,662   Drugstore.com, Inc. (a) (b)                                243,450
    20,024   DXP Enterprises, Inc. (a) (b)                              786,643
    16,319   Foot Locker, Inc.                                          192,075
    25,772   Franklin Covey Co. (a) (b)                                 193,290
     3,208   FTD Group, Inc.                                             43,051
    10,948   Fuel Systems Solutions, Inc. (a) (b)                       145,937
    76,492   Gentex Corp. (b)                                         1,311,838
     4,500   Hawk Corp. - Class A (a) (b)                                78,840
    24,628   Iconix Brand Group, Inc. (a) (b)                           427,296
    24,600   IHOP Corp. (b)                                           1,178,340
    14,000   International Speedway Corp. - Class A                     576,800
    65,665   Luby's, Inc. (a) (b)                                       464,908
    51,000   McClatchy Co. - Class A (b)                                545,700
    45,636   McCormick & Schmick's Seafood Restaurants,
               Inc. (a) (b)                                             531,659
    15,599   Meredith Corp. (b)                                         596,662
    60,522   Morton's Restaurant Group, Inc. (a) (b)                    479,940
    42,626   New York & Co., Inc. (a)                                   244,673
     1,203   Nobel Learning Communities, Inc. (a)                        16,096
     3,997   Orient-Express Hotels Ltd. - Class A                       172,511
    32,300   Panera Bread Co. (a) (b)                                 1,353,047
    21,844   Phillips-Van Heusen Corp. (b)                              828,325
    42,136   Princeton Review, Inc. (The) (a) (b)                       331,610
    67,072   Red Lion Hotels Corp. (a) (b)                              574,136
    13,864   Rentrak Corp. (a) (b)                                      167,477
     2,303   Restoration Hardware, Inc. (a)                               9,995
    37,599   Rex Stores Corp. (a) (b)                                   739,572
     5,127   Riviera Holdings Corp. (a)                                 105,667
       700   Saga Communications, Inc. - Class A (a)                      3,920
       435   Shiloh Industries, Inc.                                      4,859
    24,700   Skechers U.S.A., Inc. - Class A (a) (b)                    499,187
    16,800   Sonic Automotive, Inc. - Class A (b)                       345,240
    10,162   Steven Madden Ltd. (a) (b)                                 174,075
       816   Syms Corp.                                                   9,906
    30,000   Unifi, Inc. (a)                                             86,700
    20,400   Weight Watchers International, Inc. (b)                    945,132
    35,256   Wendy's International, Inc. (b)                            813,003
    48,000   Wolverine World Wide, Inc. (b)                           1,392,480
                                                                   ------------
                                                                     19,861,236
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 85.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             CONSUMER STAPLES - 4.0%
    88,000   American Oriental Bioengineering, Inc. (a) (b)        $    712,800
    75,200   Darling International, Inc. (a) (b)                        973,840
    94,808   Del Monte Foods Co. (b)                                    903,520
    46,659   Diamond Foods, Inc. (b)                                    846,394
     6,053   Fresh Del Monte Produce, Inc.                              220,329
        98   Griffin Land & Nurseries, Inc.                               3,380
    38,615   Inter Parfums, Inc. (b)                                    852,619
    40,800   NBTY, Inc. (a) (b)                                       1,221,960
    34,712   Nutraceutical International Corp. (a) (b)                  451,256
     3,787   Oil-Dri Corp. of America (b)                                67,750
    29,448   Omega Protein Corp. (a)                                    401,965
    20,153   Susser Holdings Corp. (a) (b)                              378,272
    13,700   TreeHouse Foods, Inc. (a) (b)                              313,182
                                                                   ------------
                                                                      7,347,267
                                                                   ------------
             ENERGY - 6.1%
   148,271   Abraxas Petroleum Corp. (a) (b)                            489,294
    27,600   Alon USA Energy, Inc. (b)                                  419,796
    40,435   BMB Munai, Inc. (a) (b)                                    219,966
     7,700   Carrizo Oil & Gas, Inc. (a) (b)                            456,379
     2,900   Clayton Williams Energy, Inc. (a)                          152,221
    18,486   Clean Energy Fuels Corp. (a)                               246,973
        21   Contango Oil & Gas Co. (a)                                   1,357
    28,400   Delek U.S. Holdings, Inc. (b)                              359,828
     6,466   Dune Energy, Inc. (a)                                       11,639
     8,600   Foundation Coal Holdings, Inc.                             432,838
       882   GeoResources, Inc. (a)                                      13,230
    61,128   Global Industries Ltd. (a) (b)                             983,550
    14,565   Holly Corp.                                                632,267
       119   Holly Energy Partners, L.P.                                  4,568
    38,496   Mitcham Industries, Inc. (a) (b)                           685,999
    36,472   Natural Gas Services Group, Inc. (a) (b)                   796,184
     1,007   North European Oil Royalty Trust                            33,231
     7,743   Panhandle Oil & Gas, Inc. (b)                              214,016
    36,766   Penn Virginia Resource Partners, L.P. (b)                  917,312
    40,366   RAM Energy Resources, Inc. (a)                             198,601
     3,776   SEACOR Holdings, Inc. (a) (b)                              322,319
    11,000   St. Mary Land & Exploration Co.                            423,500
    16,500   Superior Energy Services, Inc. (a) (b)                     653,730
    31,360   Superior Well Services, Inc. (a) (b)                       685,843
    20,672   T-3 Energy Services, Inc. (a) (b)                          879,800
     2,506   U.S. Shipping Partners, L.P.                                29,871
    39,980   Venoco, Inc. (a) (b)                                       464,568
    45,200   Western Refining, Inc. (b)                                 608,844
                                                                   ------------
                                                                     11,337,724
                                                                   ------------
             FINANCIALS - 14.0%
    47,632   Affirmative Insurance Holdings, Inc. (b)                   380,103
    15,710   Allied World Assurance Co. Holdings Ltd.                   623,687
    22,733   American Land Lease, Inc. (b)                              467,845
    23,501   American Safety Insurance Holdings Ltd. (a) (b)            401,867
     1,125   AmREIT, Inc. - Class A                                       8,044
       108   Atlantic Southern Financial Group, Inc.                      1,877
    12,571   Bancorp Rhode Island, Inc. (b)                             453,059
       112   Bank of Marin Bancorp                                        3,360
    19,691   Bank of the Ozarks, Inc. (b)                               470,615
   101,260   Bank Mutual Corp. (b)                                    1,087,532

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 85.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             FINANCIALS - 14.0% (Continued)
     6,800   Banner Corp.                                          $    156,672
     2,592   Bridge Capital Holdings (a)                                 54,950
    10,075   Cadence Financial Corp. (b)                                160,898
     1,157   Camden National Corp.                                       39,153
    46,272   Capitol Bancorp Ltd.                                       978,190
    73,173   Capstead Mortgage Corp. (b)                                834,172
    15,209   Cardinal Financial Corp. (b)                               134,904
     1,160   Cascade Financial Corp.                                     14,152
    51,435   Castlepoint Holdings Ltd. (b)                              500,463
    23,800   Cathay General Bancorp (b)                                 493,374
       222   Citizens & Northern Corp.                                    4,406
    45,900   Citizens Republic Bancorp (b)                              570,537
    34,329   Cogdell Spencer, Inc. (b)                                  539,652
    17,347   Columbia Banking System, Inc. (b)                          388,226
    16,100   Corporate Office Properties Trust (b)                      541,121
        50   Diamond Hill Investment Group, Inc. (a)                      3,826
    20,000   DiamondRock Hospitality Co.                                253,400
    12,869   Eastern Insurance Holdings, Inc. (b)                       186,343
       289   Eastern Virginia Bankshares, Inc.                            5,112
     2,975   eHealth, Inc. (a)                                           65,658
    20,337   Entertainment Properties Trust (b)                       1,003,224
    88,400   EZCORP, Inc. - Class A (a) (b)                           1,088,204
     2,000   First Bancshares, Inc. (a)                                  33,060
       257   Firstbank Corp.                                              3,457
    22,200   First Commonwealth Financial Corp.                         257,298
    25,302   First Financial Bancorp                                    340,312
     5,027   First Regional Bancorp (a)                                  82,443
    10,144   First Security Group, Inc. (b)                              92,108
    26,400   Flagstar Bancorp, Inc.                                     190,608
    12,091   Gateway Financial Holdings, Inc. (b)                       128,165
     2,201   German American Bancorp, Inc.                               27,997
    38,448   Grubb & Ellis Co.                                          264,138
    15,215   Hanover Insurance Group, Inc.                              625,945
        96   Heritage Financial Corp.                                     1,670
     7,620   Home Federal Bancorp, Inc.                                  91,364
    18,700   Hospitality Properties Trust (b)                           636,174
    10,500   Infinity Property & Casualty Corp. (b)                     436,800
     6,264   Investment Technology Group, Inc. (a)                      289,272
     1,837   Kentucky First Federal Bancorp                              18,480
       693   Massbank Corp.                                              26,840
    27,208   Mercantile Bank Corp.                                      280,787
    30,200   MGIC Investment Corp. (b)                                  318,006
    12,932   NBT Bancorp, Inc.                                          287,090
    44,000   NewAlliance Bancshares, Inc. (b)                           539,440
       308   Nexity Financial Corp. (a)                                   2,070
        98   Northrim Bancorp, Inc.                                       1,782
    12,680   OceanFirst Financial Corp. (b)                             221,773
    28,377   OneBeacon Insurance Group Ltd. (b)                         539,731
    21,554   One Liberty Properties, Inc.                               346,804
     1,924   Pacific Continental Corp.                                   26,772
        60   Parkvale Financial Corp.                                     1,610
    48,846   Patriot Capital Funding, Inc. (b)                          511,418
     7,800   Penson Worldwide, Inc. (a) (b)                              71,994
     5,172   Philadelphia Consolidated Holding Corp. (a)                166,538

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 85.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             FINANCIALS - 14.0% (Continued)
         1   Porter Bancorp, Inc.                                  $         18
     6,926   PremierWest Bancorp (b)                                     69,329
    17,953   ProCentury Corp. (b)                                       323,154
     7,800   Protective Life Corp.                                      316,368
    19,800   Provident Bankshares Corp.                                 212,652
       800   Prudential Bancorp, Inc. of Pennsylvania                     9,880
    13,396   PS Business Parks, Inc. (b)                                695,252
    42,435   Ramco-Gershenson Properties Trust (b)                      895,803
    15,659   S&T Bancorp, Inc. (b)                                      503,750
    13,238   Selective Insurance Group (b)                              316,123
    15,558   Sovran Self Storage, Inc. (b)                              664,482
     1,620   StellarOne Corp.                                            27,394
    42,568   Supertel Hospitality, Inc. (b)                             225,610
     3,300   Tompkins Financial Corp.                                   162,360
     4,200   United Financial Bancorp, Inc.                              46,536
       553   United Security Bancshares, Inc.                            10,557
     4,512   Unitrin, Inc.                                              159,454
    60,647   Universal Insurance Holdings, Inc. (b)                     229,246
       100   Urstadt Biddle Properties, Inc.                              1,623
    16,640   Webster Financial Corp. (b)                                463,757
    33,872   Westwood Holdings Group, Inc. (b)                        1,276,974
    15,200   Wintrust Financial Corp.                                   531,240
     1,202   Yadkin Valley Financial Corp.                               15,205
                                                                   ------------
                                                                     25,933,339
                                                                   ------------
             HEALTH CARE - 12.0%
     1,430   Acura Pharmaceuticals, Inc. (a)                             12,498
    55,200   Adolor Corp. (a) (b)                                       252,264
    18,730   Affymax, Inc. (a)                                          264,093
    95,718   Align Technology, Inc. (a) (b)                           1,063,427
    50,100   Allscripts Healthcare Solutions, Inc. (a) (b)              517,032
    51,221   Alphatec Holdings, Inc. (a) (b)                            257,129
    23,747   Anika Therapeutics, Inc. (a) (b)                           201,375
    87,389   Arcadia Resources, Inc. (a)                                 75,155
       881   Biodel, Inc. (a)                                             9,559
   104,563   BioScrip, Inc. (a) (b)                                     706,846
    23,173   Cardiac Science Corp. (a) (b)                              193,495
   164,300   Cell Genesys, Inc. (a) (b)                                 386,105
    29,079   Chindex International, Inc. (a) (b)                      1,097,441
    28,082   Cross Country Healthcare, Inc. (a)                         347,374
    77,976   Dyax Corp. (a)                                             367,267
    70,624   Emergent BioSolutions, Inc. (a) (b)                        629,966
     2,127   Endologix, Inc. (a)                                          6,360
    22,235   Exactech, Inc. (a) (b)                                     560,100
    85,409   Hanger Orthopedic Group, Inc. (a) (b)                      920,709
    10,886   Harvard Bioscience, Inc. (a)                                54,430
   116,091   Health Grades, Inc. (a) (b)                                612,960
     6,100   HealthTronics, Inc. (a)                                     19,764
    38,324   Home Diagnostics, Inc. (a) (b)                             266,735
     4,900   I-Flow Corp. (a)                                            68,747
    15,200   Inverness Medical Innovations, Inc. (a) (b)                457,520
    40,754   IRIS International, Inc. (a)                               540,806
    31,800   Isis Pharmaceuticals, Inc. (a) (b)                         448,698
    86,483   I-Trax, Inc. (a)                                           462,684
     4,891   Kendle International, Inc. (a)                             219,704
    66,000   King Pharmaceuticals, Inc. (a)                             574,200

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 85.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             HEALTH CARE - 12.0% (Continued)
   246,003   Ligand Pharmaceuticals, Inc. (b)                      $    984,012
    25,673   MEDTOX Scientific, Inc. (a) (b)                            338,627
    46,153   Metropolitan Health Networks, Inc. (a)                     103,844
    43,241   Natus Medical, Inc. (a) (b)                                784,824
    43,200   Nektar Therapeutics (a)                                    299,808
     8,307   Neogen Corp. (a)                                           208,506
    15,500   NPS Pharmaceuticals, Inc. (a)                               60,450
    10,500   Omnicell, Inc. (a)                                         211,050
    24,300   Onyx Pharmaceuticals, Inc. (a) (b)                         705,429
    24,001   Optimer Pharmaceuticals, Inc. (a) (b)                      148,086
   150,227   Orchid Cellmark, Inc. (a) (b)                              428,147
   138,824   Orthovita, Inc. (a) (b)                                    358,166
    15,500   Possis Medical, Inc. (a)                                   301,940
       286   Protalix BioTherapeutics, Inc. (a)                             752
    12,175   RehabCare Group, Inc. (a) (b)                              182,625
    95,826   Repligen Corp. (a) (b)                                     461,881
    10,507   Sepracor, Inc. (a)                                         205,097
    76,265   Sequenom, Inc. (a) (b)                                     495,722
    45,778   Somanetics Corp. (a) (b)                                   712,763
    45,341   Synovis Life Technologies, Inc. (a) (b)                    710,947
    47,831   Telik, Inc. (a)                                            116,708
   118,315   Third Wave Technologies, Inc. (a) (b)                    1,090,864
    23,846   U.S. Physical Therapy, Inc. (a) (b)                        343,859
    27,875   VNUS Medical Technologies, Inc. (a) (b)                    507,046
    15,067   WellCare Health Plans, Inc. (a)                            586,860
     2,377   Xtent, Inc. (a)                                             11,885
     7,249   Young Innovations, Inc. (b)                                125,553
                                                                   ------------
                                                                     22,079,894
                                                                   ------------
             INDUSTRIALS - 13.8%
       735   Aceto Corp.                                                  5,101
    33,400   Active Power, Inc. (a)                                      62,124
    17,179   Aircastle Ltd. (b)                                         193,264
    17,344   Allegiant Travel Co. (a)                                   458,228
     4,299   American Railcar Industries, Inc.                           87,399
    15,108   Angelica Corp. (b)                                         271,038
    17,923   Applied Signal Technology, Inc. (b)                        211,491
    15,617   Armstrong World Industries, Inc. (b)                       556,902
    18,649   Astronics Corp. (a) (b)                                    360,299
    16,215   Avis Budget Group, Inc. (a)                                172,203
    28,735   Axsys Technologies, Inc. (a) (b)                         1,433,302
   625,368   Capstone Turbine Corp. (a) (b)                           1,325,780
    10,994   Chart Industries, Inc. (a) (b)                             372,037
    16,034   Chase Corp. (b)                                            290,376
    55,800   Comfort Systems USA, Inc. (b)                              725,958
     6,000   Copa Holdings S.A. - Class A (b)                           228,660
    38,162   Ducommun, Inc. (a) (b)                                   1,055,943
     7,800   DynCorp International, Inc. - Class A (a) (b)              130,104
    61,712   Furmanite Corp. (a) (b)                                    524,552
    27,121   Gardner Denver, Inc. (a) (b)                             1,006,189
     8,100   General Cable Corp. (a) (b)                                478,467
    40,549   Geo Group, Inc. (The) (a) (b)                            1,153,214
    37,518   Harbin Electric, Inc. (a) (b)                              491,486
    74,925   Hawaiian Holdings, Inc. (a)                                449,550
        39   Herley Industries, Inc. (a)                                    403
    46,782   Hill International, Inc. (a) (b)                           585,243

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 85.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS - 13.8% (Continued)
    40,248   ICF International, Inc. (a) (b)                       $    806,972
    19,001   Kadant, Inc. (a) (b)                                       558,249
    20,505   Kennametal, Inc.                                           603,462
    12,000   Kirby Corp. (a) (b)                                        684,000
     7,602   Labarge, Inc. (a)                                           91,680
    25,057   Learning Tree International, Inc. (a)                      351,299
    13,759   Lennox International, Inc.                                 494,911
    23,685   LMI Aerospace, Inc. (a)                                    458,778
    12,800   M&F Worldwide Corp. (a) (b)                                478,592
     2,201   Mac-Gray Corp. (a)                                          25,135
    68,895   Met-Pro Corp. (b)                                          773,002
    24,956   North American Galvanizing & Coating, Inc. (a)             137,258
     9,700   On Assignment, Inc. (a)                                     61,595
     9,305   P.A.M. Transportation Services, Inc. (a) (b)               144,786
     1,368   Peerless Manufacturing Co. (a)                              44,337
    38,038   PRG-Schultz International, Inc. (a) (b)                    332,452
    26,854   Stanley, Inc. (a) (b)                                      791,119
    33,967   Star Bulk Carriers Corp.                                   387,903
    39,808   Sterling Construction Co. (a) (b)                          725,302
    12,587   Teleflex, Inc.                                             600,526
    16,830   Thomas & Betts Corp. (a)                                   612,107
        97   Trailer Bridge, Inc. (a)                                       860
    26,385   TransDigm Group, Inc. (a) (b)                              977,564
    15,244   Trimas Corp. (a)                                            80,336
    46,200   United Rentals, Inc. (a) (b)                               870,408
    59,200   UTi Worldwide, Inc. (b)                                  1,188,736
     8,600   Viad Corp.                                                 309,686
    10,587   Volt Information Sciences, Inc. (a)                        179,556
     4,987   VSE Corp.                                                  140,783
                                                                   ------------
                                                                     25,540,707
                                                                   ------------
             INFORMATION TECHNOLOGY - 17.6%
    11,379   Acxiom Corp.                                               135,069
    10,827   Adept Technology, Inc. (a)                                  93,112
    11,300   Ansys, Inc. (a) (b)                                        390,076
   111,911   Aruba Networks, Inc. (a)                                   583,056
   241,500   Atmel Corp. (a) (b)                                        840,420
     4,148   AuthenTec, Inc. (a)                                         41,231
     8,356   AVX Corp.                                                  107,040
    83,533   AXT, Inc. (a) (b)                                          398,452
   137,985   Borland Software Corp. (a)                                 278,730
       964   CAM Commerce Solutions, Inc.                                35,697
    74,299   CEVA, Inc. (a) (b)                                         568,387
    16,998   Coherent, Inc. (a)                                         474,074
    73,039   Compuware Corp. (a)                                        536,106
    17,409   comScore, Inc. (a)                                         349,225
    20,168   Comtech Group, Inc. (a)                                    217,613
    24,356   Convergys Corp. (a) (b)                                    366,801
    87,494   Credence Systems Corp. (a)                                 148,740
   101,674   Digimarc Corp. (a) (b)                                   1,015,723
    41,590   Double-Take Software, Inc. (a) (b)                         485,771
    12,200   DSP Group, Inc. (a)                                        155,428
     1,519   Ebix, Inc. (a) (b)                                         112,406
   201,521   Elixir Gaming Technologies, Inc. (a) (b)                   390,951
     3,721   EMS Technologies, Inc. (a)                                 100,988

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 85.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 17.6% (Continued)
    64,704   Epicor Software Corp. (a) (b)                         $    724,685
    65,351   Fairchild Semiconductor International, Inc. (a) (b)        778,984
    39,618   Gartner, Inc. - Class A (a) (b)                            766,212
   106,575   Globecomm Systems, Inc. (a) (b)                            927,203
    60,387   Hackett Group, Inc. (a) (b)                                236,113
     6,345   Hittite Microwave Corp. (a) (b)                            237,430
    13,302   Imation Corp.                                              302,487
    19,387   Innodata Isogen, Inc. (a)                                   82,782
    95,800   Integrated Device Technology, Inc. (a) (b)                 855,494
   169,394   Integrated Silicon Solution, Inc. (a) (b)                1,024,834
   216,926   Iomega Corp. (a) (b)                                       774,426
    21,106   Jabil Circuit, Inc.                                        199,663
    43,500   L-1 Identity Solutions, Inc. (a) (b)                       578,550
    22,662   Limelight Networks, Inc. (a)                                73,425
    36,763   Moldflow Corp. (a) (b)                                     641,147
    57,600   MRV Communications, Inc. (a)                                78,912
    19,628   Multi-Fineline Electronix, Inc. (a)                        368,418
    35,930   National Instruments Corp. (b)                             939,210
    93,090   NaviSite, Inc. (a) (b)                                     205,729
    29,975   NCI, Inc. - Class A (a) (b)                                564,129
   108,006   NetScout Systems, Inc. (a) (b)                           1,004,456
    48,382   Novell, Inc. (a)                                           304,323
   122,140   OPNEXT Technologies, Inc. (a) (b)                          665,663
    58,477   Phoenix Technologies Ltd. (a) (b)                          915,750
    29,794   Power Integrations, Inc. (a) (b)                           871,772
    40,023   QLogic Corp. (a) (b)                                       614,353
    25,900   Radisys Corp. (a)                                          261,331
    54,159   Radyne Corp. (a) (b)                                       461,435
         4   RF Monolithics, Inc. (a)                                        10
    22,400   Riverbed Technology, Inc. (a) (b)                          332,864
    15,353   Rogers Corp. (a) (b)                                       512,944
   185,563   Silicon Image, Inc. (a) (b)                                929,671
    22,621   Silicon Laboratories, Inc. (a) (b)                         713,466
    31,200   Smith Micro Software, Inc. (a)                             190,944
    11,300   Sohu.com, Inc. (a) (b)                                     509,969
     5,073   Solera Holdings, Inc. (a)                                  123,578
    67,462   Spectrum Control, Inc. (a) (b)                             570,729
       338   SumTotal Systems, Inc. (a)                                   1,409
    16,366   Synplicity, Inc. (a)                                       128,146
    25,570   Tech Data Corp. (a) (b)                                    838,696
    73,900   Teradyne, Inc. (a) (b)                                     917,838
    10,400   TTM Technologies, Inc. (a)                                 117,728
   204,152   Unisys Corp. (a) (b)                                       904,393
     7,104   Varian Semiconductor Equipment Associates, Inc. (a)        199,978
     7,600   Verint Systems, Inc. (a)                                   122,588
    93,300   Vishay Intertechnology, Inc. (a) (b)                       845,298
    95,981   Website Pros, Inc. (a) (b)                                 943,493
     6,410   Zebra Technologies Corp. (a)                               213,581
   150,803   Zhone Technologies, Inc. (a) (b)                           147,787
                                                                   ------------
                                                                     32,549,122
                                                                   ------------
             MATERIALS - 4.5%
    12,657   AptarGroup, Inc. (b)                                       492,737
     2,900   Balchem Corp.                                               66,468
   110,068   Chemtura Corp. (b)                                         807,899
    90,788   China Precision Steel, Inc. (a) (b)                        339,547

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 85.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             MATERIALS - 4.5% (Continued)
    22,700   ICO, Inc. (a)                                         $    157,538
    13,976   Kaiser Aluminum Corp. (b)                                  968,537
     8,353   KMG Chemicals, Inc. (b)                                    128,887
       392   Koppers Holdings, Inc.                                      17,369
     4,200   LSB Industries, Inc. (a) (b)                                61,908
    23,961   Mesabi Trust (b)                                           608,849
    18,637   NewMarket Corp. (b)                                      1,406,162
    50,612   Penford Corp. (b)                                        1,099,799
    28,817   Quaker Chemical Corp. (b)                                  901,684
    52,742   ShengdaTech, Inc. (a) (b)                                  448,307
     8,335   Stepan Co.                                                 318,647
     2,241   Synalloy Corp.                                              27,250
     4,700   Terra Nitrogen Co., L.P. (b)                               524,285
                                                                   ------------
                                                                      8,375,873
                                                                   ------------
             TELECOMMUNICATIONS SERVICES - 1.2%
    21,000   Cogent Communications Group, Inc. (a) (b)                  384,510
     9,159   D&E Communications, Inc. (b)                                81,515
     3,895   Hickory Tech Corp.                                          31,822
       496   Hungarian Telephone & Cable Corp. (a)                        8,606
    26,787   NTELOS Holdings Corp. (b)                                  648,246
    57,543   Syniverse Holdings, Inc. (a) (b)                           958,666
                                                                   ------------
                                                                      2,113,365
                                                                   ------------
             UTILITIES - 1.1%
       200   Artesian Resources Corp. - Class A                           3,706
    23,489   Atmos Energy Corp.                                         598,970
    30,000   Avista Corp. (b)                                           586,800
    19,801   Chesapeake Utilities Corp. (b)                             586,902
     1,329   Connecticut Water Service, Inc. (The)                       31,457
     8,859   Middlesex Water Co. (b)                                    160,879
       100   Unitil Corp.                                                 2,695
     2,197   York Water Co. (The)                                        32,933
                                                                   ------------
                                                                      2,004,342
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $165,234,627)               $157,142,869
                                                                   ------------

================================================================================
    SHARES   CLOSED-END FUNDS - 13.0%                                  VALUE
--------------------------------------------------------------------------------
     9,643   40/86 Strategic Income Fund                           $     80,230
       100   Alliance New York Municipal Income Fund                      1,346
     3,545   American Select Portfolio                                   41,264
     8,498   American Strategic Income Portfolio II                      91,523
    13,548   American Strategic Income Portfolio, Inc.                  144,828
    28,937   BlackRock Core Bond Trust                                  341,167
     5,895   BlackRock Corporate High Yield Fund, Inc.                   38,318
    20,651   BlackRock Corporate High Yield Fund V, Inc.                223,857
    13,688   BlackRock Floating Rate Income Strategies
               Fund II, Inc.                                            196,423
    71,207   BlackRock Floating Rate Income Strategies Fund, Inc.     1,022,532
       300   BlackRock Florida Insured Municipal Income Trust             3,786
       553   BlackRock Florida Investment Quality Municipal Trust         6,017
       600   BlackRock Florida Municipal 2020 Term Trust                  7,692
       154   BlackRock Global Energy and Resources Trust                  4,612
    10,689   BlackRock High Yield Trust                                  65,310
    58,857   BlackRock Limited Duration Income Trust                    871,084
    36,434   BlackRock MuniHoldings Florida Insured Fund                441,216
       100   BlackRock MuniHoldings Insured Fund, Inc.                    1,193

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   CLOSED-END FUNDS - 13.0% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
       100   BlackRock MuniHoldings New York Insured Fund, Inc.    $      1,274
     9,125   BlackRock MuniYield Florida Insured Fund                   110,139
       300   BlackRock MuniYield Michigan Insured Fund II, Inc.           3,690
     2,676   BlackRock MuniYield Michigan Insured Fund, Inc.             35,109
       178   BlackRock MuniYield Pennsylvania Insured Fund                2,325
    19,143   BlackRock MuniYield Quality Fund II, Inc.                  210,190
    11,217   BlackRock Preferred and Corporate Income
               Strategies Fund, Inc.                                    166,685
     4,200   BlackRock Preferred Opportunity Trust                       69,174
    61,928   BlackRock Real Asset Equity Trust                        1,005,091
    10,486   BlackRock Strategic Bond Trust                             119,226
       100   Calamos Convertible and High Income Fund                     1,266
    26,812   Clough Global Equity Fund                                  482,616
       100   Delaware Investments Arizona Municipal Income Fund           1,233
       600   Delaware Investments National Municipal Income Fund          7,170
   153,129   Dreyfus High Yield Strategies Fund                         531,358
     4,136   DTF Tax-Free Income, Inc.                                   56,250
    10,050   DWS High Income Trust                                       45,929
    71,575   DWS Multi-Market Income Trust                              572,600
     1,200   DWS Strategic Income Trust                                  13,140
     1,700   Eaton Vance Florida Plus Municipal Income Trust             20,247
       700   Eaton Vance Insured Florida Plus Municipal Bond Fund         8,323
     6,806   Eaton Vance Limited Duration Income Fund                    95,897
     2,972   Eaton Vance Michigan Municipal Income Trust                 35,188
     1,001   Eaton Vance Pennsylvania Municipal Income Trust             12,513
    48,509   Eaton Vance Short Duration Diversified Income Fund         738,307
       131   Eaton Vance Tax-Advantaged Dividend Income Fund              3,051
    28,688   Eaton Vance Tax-Advantaged Global Dividend Income Fund     641,464
     1,679   Eaton Vance Tax-Managed Diversified Equity Income Fund      25,907
       500   Engex, Inc. (a)                                              2,900
       145   First Financial Fund, Inc.                                   1,311
     4,947   First Trust Aberdeen Global Opportunity Income Fund         81,675
    12,400   First Trust Enhanced Equity Income Fund                    177,816
    25,902   First Trust/Four Corners Senior Floating
               Rate Income Fund                                         344,238
    67,447   Flaherty & Crumrine/Claymore Preferred
               Securities Income Fund, Inc.                           1,000,913
    27,454   Flaherty & Crumrine Preferred Income Fund, Inc.            279,482
     1,200   Foxby Corp.                                                  2,880
    57,641   Franklin Templeton Limited Duration Income Trust           630,592
    37,832   Gabelli Global Gold Natural Resources & Income Trust       994,982
       900   Gabelli Global Utility & Income Trust                       18,288
    11,400   Global Income Fund                                          45,942
    11,643   High Yield Income Fund, Inc.                                50,298
     9,321   High Yield Plus Fund, Inc.                                  27,124
    20,656   Highland Credit Strategies Fund                            268,941
    98,892   ING Prime Rate Trust                                       538,961
       137   Insured Municipal Income Fund                                1,696
    13,129   Investment Grade Municipal Income Fund, Inc.               162,012
     7,267   John Hancock Patriot Premium Dividend Fund II               66,856
     6,332   Lehman Brothers/First Trust Income Opportunity Fund         69,525
    35,718   LMP Corporate Loan Fund, Inc.                              359,323
    19,731   MBIA Capital/Claymore Managed Duration Investment
               Grade Municipal Fund                                     233,418
   102,665   MFS Multimarket Income Trust                               584,164
     2,052   MFS Special Value Trust                                     14,364
     5,600   Montgomery Street Income Securities, Inc.                   90,384
    14,474   Morgan Stanley Emerging Markets Debt Fund, Inc.            138,950
     3,311   Morgan Stanley Global Opportunity Bond Fund, Inc.           22,449
    27,091   Morgan Stanley High Yield Fund, Inc.                       144,395

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   CLOSED-END FUNDS - 13.0% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
       788   Morgan Stanley Income Securities, Inc.                $     11,725
     3,898   Morgan Stanley Insured Municipal Bond Trust                 49,115
     9,702   Morgan Stanley Insured Municipal Income Trust              128,648
       134   Morgan Stanley Insured Municipal Trust                       1,727
       100   Morgan Stanley Quality Municipal Income Trust                1,226
       400   Morgan Stanley Quality Municipal Investment Trust            4,940
       943   Morgan Stanley Quality Municipal Securities                 12,438
       100   NAIC Growth Fund, Inc.                                         745
    10,973   NASDAQ Premium Income & Growth Fund, Inc.                  167,558
       100   Neuberger Berman New York Intermediate
             Municipal Fund, Inc.                                         1,262
   171,186   New America High Income Fund, Inc.                         270,474
       100   Nuveen California Performance Plus
               Municipal Fund, Inc.                                       1,301
       140   Nuveen Core Equity Alpha Fund                                2,052
       155   Nuveen Equity Premium and Growth Fund                        2,480
       117   Nuveen Equity Premium Income Fund                            1,773
       100   Nuveen Equity Premium Opportunity Fund                       1,532
     2,567   Nuveen Floating Rate Income Opportunity Fund                26,260
    14,148   Nuveen Florida Investment Quality Municipal Fund           174,586
    16,124   Nuveen Florida Quality Income Municipal Fund               202,517
       100   Nuveen Insured Dividend Advantage Municipal Fund             1,330
     6,892   Nuveen Insured Florida Premium Income Municipal Fund        89,596
     1,400   Nuveen Insured Florida Tax Free Advantage
               Municipal Fund                                            17,430
       100   Nuveen Insured Municipal Opportunity Fund, Inc.              1,335
       100   Nuveen Insured New York Premium Income
               Municipal Fund                                             1,317
    28,200   Nuveen Insured Premium Income Municipal Fund 2             329,376
     1,200   Nuveen Michigan Premium Income Fund                         15,120
     5,300   Nuveen Michigan Quality Income Municipal Fund               68,211
       100   Nuveen Multi-Strategy Income and Growth Fund 2               1,018
     2,500   Nuveen New Jersey Dividend Advantage Municipal Fund         32,100
       100   Nuveen New York Quality Income Municipal Fund, Inc.          1,273
       324   Nuveen Ohio Dividend Advantage Municipal Fund 2              4,248
       100   Nuveen Ohio Quality Income Municipal Fund                    1,403
       188   Nuveen Pennsylvania Investment Quality Municipal Fund        2,406
     1,775   Nuveen Pennsylvania Premium Income Municipal Fund 2         21,371
     4,050   Nuveen Senior Income Fund                                   25,474
     4,099   Nuveen Tax-Advantaged Floating Rate Fund                    37,998
    13,213   Old Mutual Claymore Long-Short Fund                        177,979
       100   Petroleum & Resources Corp.                                  3,643
     2,994   Pimco Floating Rate Strategy Fund                           37,605
     4,003   Pioneer Diversified High Income Trust                       75,937
    64,609   Prospect Street High Income Portfolio, Inc.                158,292
     9,134   Prospect Street Income Shares, Inc.                         43,660
       119   Putnam Managed Municipal Income Trust                          829
    35,390   Putnam Municipal Opportunities Trust                       388,936
    92,769   RMK Advantage Income Fund, Inc.                            309,848
    42,215   RMK High Income Fund, Inc.                                 148,175
    73,898   RMK Strategic Income Fund, Inc.                            234,996
       100   RMR F.I.R.E. Fund                                            1,191
       100   Royce Micro-Cap Trust, Inc.                                  1,058
    12,255   Seligman Select Municipal Fund, Inc.                       117,403
       100   Strategic Global Income Fund, Inc.                           1,073
    62,380   SunAmerica Focused Alpha Growth Fund                       961,276
    64,783   TCW Strategic Income Fund, Inc.                            236,458
    12,750   Tortoise North American Energy Corp.                       288,788
    22,280   Van Kampen High Income Trust II                             79,317
    83,127   Western Asset/Claymore Inflation-Linked
               Opportunities & Income Fund                              995,030

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   CLOSED-END FUNDS - 13.0% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
    83,309   Western Asset/Claymore Inflation-Linked
               Securities & Income Fund                            $    998,875
    34,198   Western Asset Emerging Markets Debt Fund, Inc.             594,703
       100   Western Asset Emerging Markets Income Fund II, Inc.          1,278
     5,440   Western Asset Emerging Markets Income Fund, Inc.            69,414
    30,237   Western Asset Global High Income Fund, Inc.                333,212
    28,329   Western Asset Global Partners Income Fund, Inc.            286,689
     6,503   Western Asset High Income Fund, Inc.                        55,275
    30,404   Western Asset Inflation Management Fund, Inc.              515,348
    23,741   Western Asset Intermediate Muni Fund, Inc.                 203,460
     5,900   Western Asset Municipal Partners Fund, Inc.                 74,635
                                                                   ------------
             TOTAL CLOSED-END FUNDS (Cost $24,103,324)             $ 24,059,387
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE - 98.0%
               (Cost $189,337,951)                                 $181,202,256

             OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%             3,766,950
                                                                   ------------

             TOTAL NET ASSETS - 100.0%                             $184,969,206
                                                                   ============

(a)   Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

See accompanying notes to schedules of investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 64.4%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 15.1%
     6,200   Aaron Rents, Inc.                                     $    133,548
    15,182   America's Car-Mart, Inc. (a)                               191,141
     5,900   Arbitron, Inc.                                             254,644
    61,601   Arctic Cat, Inc.                                           449,071
     5,125   Avatar Holdings, Inc.                                      223,399
    57,676   Beazer Homes USA, Inc.                                     545,038
    40,737   Benihana, Inc. (a)                                         459,106
     7,032   BJ's Restaurants, Inc. (a)                                 101,331
    79,377   Blockbuster, Inc. - Class A (a)                            258,769
    74,288   Bluegreen Corp. (a)                                        497,730
    38,201   Brookfield Homes Corp.                                     641,777
    80,429   Building Materials Holding Corp.                           352,279
    33,834   Cabela's, Inc. (a)                                         479,089
   192,100   Charter Communications, Inc. - Class A (a)                 163,669
     9,300   Cheesecake Factory, Inc. (The) (a)                         202,647
     9,171   Cherokee, Inc.                                             308,788
    14,606   Coinstar, Inc. (a)                                         411,013
    34,732   Conn's, Inc. (a)                                           566,479
    40,500   Cox Radio, Inc. - Class A (a)                              481,140
     7,900   DSW, Inc. - Class A (a)                                    102,305
    20,400   Entercom Communications Corp.                              202,572
    45,400   Escala Group, Inc. (a)                                     136,200
    17,800   Ethan Allen Interiors, Inc.                                506,054
    91,126   Fleetwood Enterprises, Inc. (a)                            419,180
    37,400   Furniture Brands International, Inc.                       437,580
    30,693   Gaiam, Inc. - Class A (a)                                  531,603
    21,600   GateHouse Media, Inc.                                      126,144
     1,939   Golfsmith International Holdings, Inc. (a)                   4,091
    70,689   Gray Television, Inc.                                      402,220
    57,286   Great Wolf Resorts, Inc. (a)                               365,485
    44,548   Haverty Furniture Co., Inc.                                473,991
   148,563   Home Solutions of America, Inc. (a)                        108,451
    12,590   Hooker Furniture Corp.                                     281,261
     8,300   Interstate Hotels & Resorts, Inc. (a)                       39,674
    21,752   iRobot Corp. (a)                                           372,177
    21,166   Jos. A. Bank Clothiers, Inc. (a)                           433,903
    41,061   Kenneth Cole Productions, Inc.                             695,573
    45,503   Lakes Entertainment, Inc. (a)                              201,123
    10,494   Landry's Restaurant, Inc.                                  170,842
    67,361   La-Z-Boy, Inc.                                             561,791
    42,800   Lee Enterprises, Inc.                                      428,428
    40,264   Lifetime Brands, Inc.                                      359,960
     8,800   Liz Claiborne, Inc.                                        159,720
    35,200   MarineMax, Inc. (a)                                        438,592
    94,241   Mediacom Communications Corp. (a)                          408,064
    35,400   Meritage Homes Corp. (a)                                   683,928
    26,843   M/I Homes, Inc.                                            455,794
    11,716   Morgans Hotel Group Co. (a)                                173,631

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 64.4%  (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 15.1% (Continued)
    59,156   Multimedia Games, Inc. (a)                            $    315,893
    57,942   Nautilus, Inc.                                             190,629
     5,200   Netflix, Inc. (a)                                          180,180
    32,200   New York Times Co. (The)                                   607,936
    32,210   NutriSystem, Inc.                                          485,405
    14,600   Overstock.com, Inc. (a)                                    173,886
    17,600   Peet's Coffee & Tea, Inc. (a)                              413,776
    12,700   Pep Boys - Manny, Joe & Jack (The)                         126,492
     6,800   PetMed Express, Inc. (a)                                    75,412
     7,100   P.F. Chang's China Bistro, Inc. (a)                        201,924
    10,684   Polaris Industries, Inc.                                   438,150
    21,000   Pool Corp.                                                 396,690
    39,101   Primedia, Inc.                                             287,392
    26,859   Raser Technologies, Inc. (a)                               230,719
    23,579   RedEnvelope, Inc. (a)                                       14,147
     7,808   Red Robin Gourmet Burgers, Inc. (a)                        293,347
    36,900   Rent-A-Center, Inc. (a)                                    677,115
     7,696   R.G. Barry Corp. (a)                                        60,952
        96   Shuffle Master, Inc. (a)                                       514
     7,315   Shutterfly, Inc. (a)                                       108,774
    49,759   Sinclair Broadcast, Inc.                                   443,353
    44,200   Six Flags, Inc. (a)                                         72,488
   139,475   Smith & Wesson Holding Corp. (a)                           700,164
    17,800   Sotheby's                                                  514,598
    16,700   Steak n Shake Co. (The) (a)                                131,429
    43,909   Stewart Enterprises, Inc. - Class A                        281,896
    41,781   Sturm Ruger & Co., Inc. (a)                                344,275
    21,014   Superior Industries International, Inc.                    436,040
    70,799   Syntax-Brillian Corp. (a)                                   69,383
    11,400   Talbots, Inc.                                              122,892
    62,542   Texas Roadhouse, Inc. (a)                                  612,912
     7,800   Thor Industries, Inc.                                      232,206
    29,514   True Religion Apparel, Inc. (a)                            547,485
    53,479   Trump Entertainment Resorts, Inc. (a)                      192,524
    46,483   Valassis Communications, Inc. (a)                          504,341
        39   ValueVision Media, Inc. (a)                                    216
     4,391   VCG Holding Corp. (a)                                       26,785
    42,042   Visteon Corp. (a)                                          158,078
    26,582   WCI Communities, Inc. (a)                                   89,050
    55,113   West Marine, Inc. (a)                                      384,138
    23,538   Winnebago Industries, Inc.                                 397,792
                                                                   ------------
                                                                     27,942,373
                                                                   ------------
             CONSUMER STAPLES - 2.7%
    41,100   American Italian Pasta Co. - Class A (a)                   222,762
    16,591   Cal-Maine Foods, Inc.                                      553,808
    11,100   Central European Distribution Corp. (a)                    645,909
    14,300   Hain Celestial Group, Inc. (a)                             421,850
    22,721   Imperial Sugar Co.                                         427,609
    79,998   Jones Soda Co. (a)                                         279,193
     8,800   Lance, Inc.                                                172,480
    83,786   Mannatech, Inc.                                            597,394

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 64.4% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             CONSUMER STAPLES - 2.7% (Continued)
    11,300   Sanderson Farms, Inc.                                 $    429,513
    95,695   Spectrum Brands, Inc. (a)                                  437,326
     6,600   Universal Corp.                                            432,498
    16,500   USANA Health Sciences, Inc. (a)                            363,495
                                                                   ------------
                                                                      4,983,837
                                                                   ------------
             ENERGY - 2.4%
    21,697   Bolt Technology Corp. (a)                                  399,876
    46,296   Boots & Coots International Well Control, Inc. (a)          82,870
    12,684   Cheniere Energy, Inc. (a)                                  251,143
   161,024   Evergreen Energy, Inc. (a)                                 247,977
   261,486   Gasco Energy, Inc. (a)                                     638,026
     4,234   Geokinetics, Inc. (a)                                       76,720
     2,165   Green Plains Renewable Energy, Inc. (a)                     15,934
    23,600   International Coal Group, Inc. (a)                         149,860
    17,700   InterOil Corp. (a)                                         291,519
    12,500   James River Coal Co. (a)                                   219,000
    11,600   McMoRan Exploration Co. (a)                                200,564
    66,500   SulphCo, Inc. (a)                                          277,305
    53,632   Tri-Valley Corp. (a)                                       321,256
    56,083   Verenium Corp. (a)                                         197,412
    12,086   Williams Partners, L.P.                                    380,709
    24,800   World Fuel Services Corp.                                  696,136
                                                                   ------------
                                                                      4,446,307
                                                                   ------------
             FINANCIALS - 15.1%
   143,409   Alesco Financial, Inc.                                     413,018
    25,440   Alfa Corp.                                                 559,171
    50,027   American Equity Investment Life Holding Co.                464,251
    23,100   American Home Mortgage Investment Corp.                      1,386
    50,700   Anthracite Capital, Inc.                                   334,620
    99,998   Anworth Mortgage Asset Corp.                               612,988
    28,377   Arbor Realty Trust, Inc.                                   427,925
    24,091   ASTA Funding, Inc.                                         335,588
    87,986   BankUnited Financial Corp.                                 440,810
     1,742   Capital City Bank Group, Inc.                               50,518
    14,925   Capital Trust, Inc. - Class A                              402,229
    46,667   Cascade Bancorp                                            446,137
    17,988   Chemical Financial Corp.                                   428,834
    11,947   City Bank                                                  266,060
    28,123   Colonial Properties Trust                                  676,358
    28,094   Community Bancorp (a)                                      380,955
    17,384   Community Bank System, Inc.                                426,951
    18,000   CompuCredit Corp. (a)                                      159,660
     2,652   Consolidated-Tomoka Land Co.                               148,645
    43,323   Corus Bankshares, Inc.                                     421,533
    38,553   Crystal River Capital, Inc.                                344,278
    70,500   DCT Industrial Trust, Inc.                                 702,180
    22,954   Downey Financial Corp. (a)                                 421,895
     6,507   Dynex Capital, Inc.                                         62,142
     8,500   Evercore Partners, Inc.                                    150,875
    13,200   Financial Federal Corp.                                    287,892

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 64.4% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             FINANCIALS - 15.1% (Continued)
        19   First Charter Corp.                                   $        507
     3,700   FirstFed Financial Corp. (a)                               100,455
     6,400   First Industrial Realty Trust, Inc.                        197,696
    47,960   First Marblehead Corp. (The)                               357,782
       865   First South Bancorp, Inc.                                   19,463
    41,515   F.N.B. Corp.                                               648,049
   308,149   Friedman Billings Ramsey Group, Inc.                       523,853
    26,370   Frontier Financial Corp.                                   466,222
    14,337   Glacier Bancorp, Inc.                                      274,840
    14,987   Gladstone Capital Corp.                                    280,407
    37,148   Glimcher Realty Trust                                      444,290
    21,119   Gramercy Capital Corp.                                     442,021
     7,527   Greenhill & Co., Inc.                                      523,578
     3,400   Hallmark Financial Services, Inc. (a)                       37,944
     4,400   Hercules Technology Growth Capital, Inc.                    47,784
    20,100   Hilb Rogal & Hobbs Co.                                     632,547
     6,577   Horizon Financial Corp.                                     90,828
    73,100   IndyMac Bancorp, Inc.                                      362,576
    43,900   Inland Real Estate Corp.                                   667,719
    44,540   JER Investors Trust, Inc.                                  377,699
     8,379   Life Partners Holdings, Inc.                               154,593
    32,000   Maguire Properties, Inc.                                   457,920
    52,900   MCG Capital Corp.                                          480,861
     2,100   Mercantile Bank Corp.                                       21,672
       200   Merchants Bancshares, Inc.                                   4,576
    13,137   Mercury General Corp.                                      582,100
       200   MutualFirst Financial, Inc.                                  2,634
    22,697   Newcastle Investment Corp.                                 187,477
    61,317   NorthStar Realty Finance Corp.                             500,960
    57,599   PFF Bancorp, Inc.                                          479,224
    14,065   Pinnacle Financial Partners, Inc. (a)                      360,064
    14,669   Portfolio Recovery Associates, Inc.                        629,153
    31,788   Presidential Life Corp.                                    554,383
    92,721   Primus Guaranty Ltd. (a)                                   331,941
    16,300   PrivateBancorp, Inc.                                       512,961
    56,850   RAIT Financial Trust                                       394,539
     3,119   Redwood Trust, Inc.                                        113,376
    22,080   Renasant Corp.                                             496,800
     5,000   Royal Bancshares of Pennsylvania                            72,350
     4,999   Seacoast Banking Corp. of Florida                           54,739
    29,933   Security Bank Corp.                                        237,967
     6,900   Sterling Bancorp                                           107,157
    21,300   Stewart Information Services Corp.                         596,187
    12,300   St. Joe Co. (The)                                          528,039
    16,341   Suffolk Bancorp                                            517,683
    17,581   Superior Bancorp (a)                                        87,378
    11,128   S.Y. Bancorp, Inc.                                         258,615
    12,500   Tanger Factory Outlet Centers, Inc.                        480,875
     5,500   Tower Group, Inc.                                          138,435
    21,700   Triad Guaranty, Inc. (a)                                   108,500
    44,710   TrustCo Bank Corp. NY                                      397,472

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 64.4% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             FINANCIALS - 15.1% (Continued)
    16,700   United Community Banks, Inc.                          $    283,566
     4,555   Universal Health Realty Income Trust                       151,682
    24,057   U.S. Global Investors, Inc.                                325,732
    43,188   Virginia Commerce Bancorp (a)                              495,798
   249,900   W Holding Co., Inc.                                        297,381
    21,095   W.P. Carey & Co., LLC                                      632,217
    39,040   W.P. Stewart & Co. Ltd.                                     75,738
                                                                   ------------
                                                                     27,975,904
                                                                   ------------
             HEALTH CARE - 8.4%
    42,736   Acadia Pharmaceuticals, Inc. (a)                           387,188
    62,442   Akorn, Inc. (a)                                            295,351
    12,000   Amedisys, Inc. (a)                                         472,080
    36,625   American Dental Partners, Inc. (a)                         354,164
    97,077   Arena Pharmaceuticals, Inc. (a)                            664,007
    12,400   Arthrocare Corp. (a)                                       413,540
    12,902   Aspect Medical Systems, Inc. (a)                            78,702
     9,400   BMP Sunstone Corp. (a)                                      72,004
    54,540   Cerus Corp. (a)                                            314,696
    13,437   Cleveland Biolabs, Inc. (a)                                 54,688
    26,713   Conceptus, Inc. (a)                                        495,793
    50,600   Cypress Bioscience, Inc. (a)                               362,296
    55,000   Dendreon Corp. (a)                                         265,100
     2,096   Durect Corp. (a)                                            11,004
    44,300   Elite Pharmaceuticals, Inc. - Class A (a)                   40,756
    19,514   Emergency Medical Services Corp. (a)                       481,801
    44,097   Enzon Pharmaceuticals, Inc. (a)                            406,133
    28,900   Halozyme Therapeutics, Inc. (a)                            183,804
    24,764   HEALTHSOUTH Corp. (a)                                      440,552
     7,584   Heska Corp. (a)                                             12,059
   115,346   Human Genome Sciences, Inc. (a)                            679,388
    24,500   Hythiam, Inc. (a)                                           29,645
       319   ICU Medical, Inc. (a)                                        9,178
    14,951   Idera Pharmaceuticals, Inc. (a)                            149,660
    10,374   Integra LifeSciences Holdings Corp. (a)                    450,958
    45,541   InterMune, Inc. (a)                                        663,988
    99,212   Introgen Therapeutics, Inc. (a)                            308,549
    15,791   Kensey Nash Corp. (a)                                      457,149
    15,615   LCA-Vision, Inc.                                           195,187
     6,100   LifeCell Corp. (a)                                         256,383
    21,280   Luminex Corp. (a)                                          418,152
    71,451   MannKind Corp. (a)                                         426,562
     8,500   Martek Biosciences Corp. (a)                               259,845
    32,821   Medarex, Inc. (a)                                          290,466
    27,073   Medivation, Inc. (a)                                       385,249
    40,274   Micrus Endovascular Corp. (a)                              497,787
     5,000   Myriad Genetics, Inc. (a)                                  201,450
    33,052   Neurometrix, Inc. (a)                                       60,155
   208,051   Northfield Laboratories, Inc. (a)                          205,970
    13,100   Osiris Therapeutics, Inc. (a)                              164,798
    56,746   Pain Therapeutics, Inc. (a)                                479,504
    37,750   Pozen, Inc. (a)                                            391,090

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 64.4% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             HEALTH CARE - 8.4%  (Continued)
    14,253   Providence Service Corp. (a)                          $    427,590
    72,980   Salix Pharmaceuticals Ltd. (a)                             458,314
    12,100   Sangamo Biosciences, Inc. (a)                              122,936
    16,500   Savient Pharmaceuticals, Inc. (a)                          330,000
    20,900   Sciele Pharma, Inc. (a)                                    407,550
     8,200   Senomyx, Inc. (a)                                           48,380
    14,443   SeraCare Life Sciences, Inc. (a)                            64,993
    25,952   StemCells, Inc. (a)                                         40,745
    10,153   SurModics, Inc. (a)                                        425,207
    75,900   Trimeris, Inc. (a)                                         494,868
                                                                   ------------
                                                                     15,607,414
                                                                   ------------
             INDUSTRIALS - 11.8%
    33,044   3D Systems Corp. (a)                                       485,416
     1,785   American Science & Engineering, Inc.                        97,407
    21,218   American Woodmark Corp.                                    436,242
    17,187   Ampco-Pittsburgh Corp.                                     738,869
     7,736   AMREP Corp. (a)                                            404,593
    17,492   Astec Industries, Inc. (a)                                 677,990
    21,924   Baldwin Technology Co., Inc. - Class A (a)                  56,345
    26,400   Barnes Group, Inc.                                         605,880
    65,121   Basin Water, Inc. (a)                                      373,795
    36,700   Beacon Roofing Supply, Inc. (a)                            367,000
    13,157   Blount International, Inc. (a)                             162,752
    27,000   Briggs & Stratton Corp.                                    483,300
    46,656   Builders FirstSource, Inc. (a)                             338,723
   105,178   C&D Technologies, Inc. (a)                                 527,994
    33,800   Celadon Group, Inc. (a)                                    327,184
     4,550   CompX International, Inc.                                   41,860
    11,600   CoStar Group, Inc. (a)                                     498,800
    14,793   Document Security Systems, Inc. (a)                         88,758
     3,015   Dynamex, Inc. (a)                                           76,279
     2,973   Eastern Co. (The)                                           46,527
    76,600   Evergreen Solar, Inc. (a)                                  710,082
    15,304   Franklin Electric Co.                                      522,938
    20,500   Fuel Tech, Inc. (a)                                        420,250
    39,675   GenCorp, Inc. (a)                                          408,256
    50,459   Griffon Corp. (a)                                          433,947
    17,526   Heartland Express, Inc.                                    249,921
     9,286   HEICO Corp.                                                452,693
    17,999   Herley Industries, Inc. (a)                                186,110
     4,800   Herman Miller, Inc.                                        117,936
     5,100   HNI Corp.                                                  137,139
    29,624   Houston Wire & Cable Co.                                   474,576
    30,600   Innerworkings, Inc. (a)                                    429,318
    47,452   Innovative Solutions and Support, Inc. (a)                 501,568
    25,091   Insituform Technologies, Inc. (a)                          347,009
    30,586   Insteel Industries, Inc.                                   355,715
    41,809   Knight Transportation, Inc.                                688,176
    14,785   L.B. Foster Co. - Class A (a)                              636,642
     3,000   Marten Transport Ltd. (a)                                   46,560
    45,976   Medis Technologies Ltd. (a)                                417,002

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 64.4% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS - 11.8% (Continued)
     6,600   Middleby Corp. (a)                                    $    411,774
    15,600   Mine Safety Appliances Co.                                 642,564
    15,584   Mobile Mini, Inc. (a)                                      296,096
    58,544   Mueller Water Products, Inc.                               478,890
    71,024   Odyssey Marine Exploration, Inc. (a)                       382,819
    36,583   Pinnacle Airlines Corp. (a)                                319,370
    19,259   PowerSecure International, Inc. (a)                        226,678
    17,800   Rush Enterprises, Inc. - Class A (a)                       281,952
    15,400   School Specialty, Inc. (a)                                 485,716
    16,959   Simpson Manufacturing Co., Inc.                            460,946
    32,100   SkyWest, Inc.                                              677,952
    36,388   SPACEHAB, Inc. (a)                                          20,741
    54,200   Trex Co., Inc. (a)                                         427,096
    32,802   TrueBlue, Inc. (a)                                         440,859
    30,695   TurboChef Technologies, Inc. (a)                           200,131
   132,934   Valence Technology, Inc. (a)                               586,239
    10,335   VSE Corp.                                                  291,757
     6,200   Watsco, Inc.                                               256,804
    25,200   Werner Enterprises, Inc.                                   467,712
                                                                   ------------
                                                                     21,727,648
                                                                   ------------
             INFORMATION TECHNOLOGY - 7.3%
     5,000   ACI Worldwide, Inc. (a)                                     99,600
   105,059   American Software, Inc.                                    657,669
       163   Astro-Med, Inc.                                              1,459
        63   ATMI, Inc. (a)                                               1,753
     4,000   Avid Technology, Inc. (a)                                   97,360
       599   Bankrate, Inc. (a)                                          29,884
    20,040   DTS, Inc. (a)                                              480,960
    32,900   Euronet Worldwide, Inc. (a)                                633,654
    47,933   FalconStor Software, Inc. (a)                              364,770
     8,790   Heartland Payment Systems, Inc.                            202,258
    33,640   i2 Technologies, Inc. (a)                                  378,786
    29,274   Imergent, Inc.                                             333,431
    18,007   Intermec, Inc. (a)                                         399,575
    14,195   Internet Capital Group, Inc. (a)                           148,622
    67,090   iPass, Inc. (a)                                            202,612
    27,918   LoopNet, Inc. (a)                                          354,559
     5,535   Lumera Corp. (a)                                            10,849
    46,642   Marchex, Inc.                                              465,487
    35,313   Maxwell Technologies, Inc. (a)                             359,839
    35,309   Midway Games, Inc. (a)                                      95,334
    67,059   MIPS Technologies, Inc. (a)                                265,554
     9,200   NetLogic Microsystems, Inc. (a)                            222,088
     8,096   Network Engines, Inc. (a)                                   12,792
    31,400   Novellus Systems, Inc. (a)                                 660,970
    19,415   ORBCOMM, Inc. (a)                                           96,298
     7,957   OSI Systems, Inc. (a)                                      183,170
    30,300   Palm, Inc.                                                 151,500
    45,050   Parkervision, Inc. (a)                                     348,687
    92,516   PLX Technology, Inc. (a)                                   617,082
    12,609   Quality Systems, Inc.                                      376,631
    25,654   Rambus, Inc. (a)                                           597,995

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 64.4% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 7.3% (Continued)
    35,701   Research Frontiers, Inc. (a)                          $    242,053
    51,889   Sonic Solutions (a)                                        500,729
    26,055   Stratasys, Inc. (a)                                        463,779
    29,988   Synopsys, Inc. (a)                                         681,027
    18,626   Take-Two Interactive Software, Inc. (a)                    475,336
   156,629   Telkonet, Inc. (a)                                         137,834
    61,849   Terremark Worldwide, Inc. (a)                              338,932
    14,070   Tessco Technologies, Inc. (a)                              211,050
    25,411   TheStreet.com, Inc.                                        205,321
    32,078   Universal Display Corp. (a)                                459,357
    51,323   UTStarcom, Inc. (a)                                        145,757
    12,300   VistaPrint Ltd. (a)                                        429,885
    16,690   WebMD Health Corp. (a)                                     393,383
     1,200   WJ Communications, Inc. (a)                                  1,146
                                                                   ------------
                                                                     13,536,817
                                                                   ------------
             MATERIALS - 0.9%
    22,300   AbitibiBowater, Inc.                                       287,893
     3,490   AEP Industries, Inc. (a)                                   105,712
    43,790   General Steel Holdings, Inc. (a)                           364,771
    69,328   Georgia Gulf Corp.                                         480,443
     1,717   Hawkins, Inc.                                               26,098
    31,342   Headwaters, Inc. (a)                                       413,401
       222   Nevada Chemicals, Inc.                                       1,998
                                                                   ------------
                                                                      1,680,316
                                                                   ------------
             TELECOMMUNICATIONS SERVICES - 0.2%
    70,519   IDT Corp.                                                  272,909
                                                                   ------------

             UTILITIES - 0.5%
        31   Allete, Inc.                                                 1,197
    16,151   Ferrellgas Partners, L.P.                                  340,625
    20,129   SJW Corp.                                                  575,488
                                                                   ------------
                                                                        917,310
                                                                   ------------

             TOTAL COMMON STOCKS (Proceeds $131,711,135)           $119,090,835
                                                                   ------------

================================================================================
    SHARES   RIGHTS - 0.0%                                             VALUE
--------------------------------------------------------------------------------
     7,557   MCG Capital Corp. - Rights (a) (Proceeds $0)          $      8,086
                                                                   ------------

             TOTAL SECURITIES SOLD SHORT - 64.4%
               (Proceeds $131,711,135)                             $119,098,921
                                                                   ============

(a)   Non-income producing security.

See accompanying notes to schedules of investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 99.3%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 8.0%
    10,800   Drugstore.com, Inc. (a)                               $     23,976
     6,588   Franklin Covey Co. (a)                                      49,410
     2,900   Fuel Systems Solutions, Inc. (a)                            38,657
     2,700   Gentex Corp.                                                46,305
     3,700   McCormick & Schmick's Seafood Restaurants, Inc. (a)         43,105
     3,100   Princeton Review, Inc. (The) (a)                            24,397
     2,180   Red Lion Hotels Corp. (a)                                   18,661
     2,800   Rex Stores Corp. (a)                                        55,076
       486   Steven Madden Ltd. (a)                                       8,325
     1,900   Wolverine World Wide, Inc.                                  55,119
                                                                   ------------
                                                                        363,031
                                                                   ------------
             CONSUMER STAPLES - 5.3%
     4,800   Del Monte Foods Co.                                         45,744
     1,800   Diamond Foods, Inc.                                         32,652
     2,600   Inter-Parfums, Inc.                                         57,408
       900   NBTY, Inc. (a)                                              26,955
     2,648   Nutraceutical International Corp. (a)                       34,424
       555   Oil-Dri Corp. of America                                     9,929
     2,500   Omega Protein Corp. (a)                                     34,125
                                                                   ------------
                                                                        241,237
                                                                   ------------
             ENERGY - 9.0%
    12,100   Abraxas Petroleum Corp. (a)                                 39,930
     6,300   BMB Munai, Inc. (a)                                         34,272
     1,200   Double Eagle Petroleum Co. (a)                              20,388
     1,100   Dune Energy, Inc. (a)                                        1,980
     3,299   GeoResources, Inc. (a)                                      49,485
     2,400   Mitcham Industries, Inc. (a)                                42,768
     2,400   National Gas Service Group, Inc. (a)                        52,392
       600   Panhandle Oil and Gas, Inc.                                 16,584
     1,700   Penn Virginia Resource Partners, L.P.                       42,415
     6,300   RAM Energy Resources, Inc. (a)                              30,996
     1,600   Superior Well Services, Inc. (a)                            34,992
       997   T-3 Energy Services, Inc. (a)                               42,432
                                                                   ------------
                                                                        408,634
                                                                   ------------
             FINANCIALS - 19.2%
     1,800   Affirmative Insurance Holdings, Inc.                        14,364
     2,100   American Land Lease, Inc.                                   43,218
       800   American Safety Insurance Holdings Ltd. (a)                 13,680
     2,900   AmTrust Financial Services, Inc.                            47,009
     1,070   Bancorp Rhode Island, Inc.                                  38,563
     5,000   Bank Mutual Corp.                                           53,700
     1,800   Bank of the Ozarks, Inc.                                    43,020
       338   Bridge Capital Holdings (a)                                  7,166
     2,600   Capitol Bancorp Ltd.                                        54,964
     2,700   Capstead Mortgage Corp.                                     30,780
     3,300   Cogdell Spencer, Inc.                                       51,876
     2,300   Columbia Banking System, Inc.                               51,474
     2,500   Eastern Insurance Holdings, Inc.                            36,200

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 99.3% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             FINANCIALS - 19.2% (Continued)
       300   Entertainment Properties Trust                        $     14,799
     4,000   EZCORP, Inc. - Class A (a)                                  49,240
     2,000   First Bancshares, Inc. (The)                                33,060
     1,604   First Security Group, Inc.                                  14,564
     1,543   Gateway Financial Holdings, Inc.                            16,356
     2,500   Home Federal Bancorp, Inc.                                  29,975
       351   Massbank Corp.                                              13,594
       898   MCF Corp. (a)                                                3,538
       399   Pacific Continental Corp.                                    5,552
     3,900   Provident Bankshares Corp.                                  41,886
       500   PS Business Parks, Inc.                                     25,950
     2,400   Ramco-Gershenson Properties Trust                           50,664
     4,417   Supertel Hospitality, Inc.                                  23,410
     5,000   Universal Insurance Holdings, Inc.                          18,900
     1,220   Westwood Holdings Group, Inc.                               45,994
                                                                   ------------
                                                                        873,496
                                                                   ------------
             HEALTH CARE - 13.1%
     4,800   Align Technology, Inc. (a)                                  53,328
     4,200   Alphatec Holdings, Inc. (a)                                 21,084
     1,974   Anika Therapeutics, Inc. (a)                                16,740
     5,400   BioScrip, Inc. (a)                                          36,504
     1,200   Chindex International, Inc. (a)                             45,288
     4,600   Emergent BioSolutions, Inc. (a)                             41,032
     1,784   Exactech, Inc. (a)                                          44,939
     2,400   Hanger Orthopedic Group, Inc. (a)                           25,872
     7,000   Harvard Bioscience, Inc. (a)                                35,000
     6,900   Health Grades, Inc. (a)                                     36,432
     4,800   Home Diagnostics, Inc. (a)                                  33,408
       599   MEDTOX Scientific, Inc. (a)                                  7,901
     1,174   Neogen Corp. (a)                                            29,467
     1,800   Onyx Pharmaceuticals, Inc. (a)                              52,254
     8,207   Orthovita, Inc. (a)                                         21,174
     4,200   Repligen Corp. (a)                                          20,244
     1,978   Somanetics Corp. (a)                                        30,797
     2,700   Synovis Life Technologies, Inc. (a)                         42,336
       396   XTENT, Inc. (a)                                              1,980
                                                                   ------------
                                                                        595,780
                                                                   ------------
             INDUSTRIALS - 16.3%
       202   Alamo Group, Inc.                                            4,296
     1,200   American Railcar Industries, Inc.                           24,396
       964   Astronics Corp. (a)                                         18,624
     1,200   Axsys Technologies, Inc. (a)                                59,856
    22,800   Capstone Turbine Corp. (a)                                  48,336
     2,029   Chase Corp.                                                 36,745
     1,500   Ducommun, Inc. (a)                                          41,505
     1,000   EMCOR Group, Inc. (a)                                       22,210
     4,300   Furmanite Corp. (a)                                         36,550
     1,900   Harbin Electric, Inc. (a)                                   24,890
     7,100   Hawaiian Holdings, Inc. (a)                                 42,600

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 99.3% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS - 16.3% (Continued)
     4,500   Hill International, Inc. (a)                          $     56,295
     1,600   ICF International, Inc. (a)                                 32,080
     1,100   Kadant, Inc. (a)                                            32,318
     3,471   Met-Pro Corp.                                               38,945
     8,800   North American Galvanizing & Coating, Inc. (a)              48,400
       668   Peerless Manufacturing Co. (a)                              21,650
     4,300   Star Bulk Carriers Corp.                                    49,106
     1,600   Sterling Construction Co. (a)                               29,152
       993   TransDigm Group, Inc. (a)                                   36,791
       900   USG Corp. (a)                                               33,138
                                                                   ------------
                                                                        737,883
                                                                   ------------
             INFORMATION TECHNOLOGY - 19.0%
       190   Adept Technology, Inc. (a)                                   1,634
       400   Anixter International, Inc. (a)                             25,616
     1,500   Avocent Corp. (a)                                           25,350
    28,900   Borland Software Corp. (a)                                  58,378
     4,750   CEVA, Inc. (a)                                              36,337
    30,600   Credence Systems Corp. (a)                                  52,020
     5,600   Digimarc Corp. (a)                                          55,944
    11,600   Elixir Gaming Technologies, Inc. (a)                        22,504
     4,000   Epicor Software Corp. (a)                                   44,800
     2,800   Fairchild Semiconductor International, Inc. (a)             33,376
     3,700   Globecomm Systems, Inc. (a)                                 32,190
    10,600   Hackett Group, Inc. (a)                                     41,446
     7,562   Integrated Silicon Solution, Inc. (a)                       45,750
     9,900   Iomega Corp. (a)                                            35,343
       400   Logility, Inc. (a)                                           3,240
     2,740   Moldflow Corp. (a)                                          47,786
     6,000   NaviSite, Inc. (a)                                          13,260
     2,952   NCI, Inc. - Class A (a)                                     55,557
     4,123   NetScout Systems, Inc. (a)                                  38,344
     1,600   Power Integrations, Inc. (a)                                46,816
     5,600   Radyne Corp. (a)                                            47,712
     2,900   Spectrum Control, Inc. (a)                                  24,534
     7,600   SumTotal Systems, Inc. (a)                                  31,692
     4,240   Website Pros, Inc. (a)                                      41,679
                                                                   ------------
                                                                        861,308
                                                                   ------------
             MATERIALS - 5.5%
       700   Kaiser Aluminum Corp.                                       48,510
     2,200   Mesabi Trust                                                55,902
     2,400   Penford Corp.                                               52,152
     1,100   Quaker Chemical Corp.                                       34,419
     1,900   Rock-Tenn Co. - Class A                                     56,943
                                                                   ------------
                                                                        247,926
                                                                   ------------
             TELECOMMUNICATIONS SERVICES - 2.0%
     2,835   D&E Communications, Inc.                                    25,232
       600   NTELOS Holdings Corp.                                       14,520
     3,100   Syniverse Holdings, Inc. (a)                                51,646
                                                                   ------------
                                                                         91,398
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 99.3% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             UTILITIES - 1.9%
     1,300   Chesapeake Utilities Corp.                            $     38,532
     1,800   Unitil Corp.                                                48,510
                                                                   ------------
                                                                         87,042
                                                                   ------------

             TOTAL COMMON STOCKS AT VALUE - 99.3%
               (Cost $4,804,424)                                   $  4,507,735

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                29,828
                                                                   ------------

             TOTAL NET ASSETS - 100.0%                             $  4,537,563
                                                                   ============

(a)   Non-income producing security.

See accompanying notes to schedules of investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The portfolio securities of the TFS Market Neutral Fund and the TFS Small Cap Fund are valued as of the close of the regular trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m., Eastern time). Securities are valued at market value as of the close on the NYSE on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the TFS Capital Investment Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2008:

                                           TFS MARKET       TFS SMALL
                                          NEUTRAL FUND      CAP FUND
                                          ------------    ------------

      Tax cost of portfolio investments
      and securities sold short           $ 62,380,911    $  4,833,093
                                          ============    ============

      Gross unrealized appreciation       $ 24,795,299    $    220,569
      Gross unrealized depreciation        (25,072,875)       (545,927)
                                          ------------    ------------

      Net unrealized depreciation         $   (277,576)   $   (325,358)
                                          ============    ============

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TFS Capital Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Larry S. Eiben
                                    --------------------------------------------
                                    Larry S. Eiben, President

Date          May 29, 2008
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Larry S. Eiben
                                    --------------------------------------------
                                    Larry S. Eiben, President

Date          May 29, 2008
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                                    --------------------------------------------
                                    Mark J. Seger, Treasurer

Date          May 29, 2008
      ------------------------------

* Print the name and title of each signing officer under his or her signature.